UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  230 Prospect Street
          New Haven, CT 06511-2107

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	February 15, 2001

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANG ACT OF 1934.
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		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		70

Form 13F Information Table Value Total:	$597,780 (X$1,000)

List of Other Included Managers:

	None
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
FORM 13F INFORMATION TABLE
ITEM 1:                      ITEM 2:  ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                      CLASS    CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                       TITLE    NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
ACADIA REALTY TRUST          SHBENINT 004239-10-0   34,573      6,155,092.00        SOLE                SOLE
ALLOS THERAPEUTICS INC.      COM      019777-10-1      333         41,301.00        SOLE                SOLE
AMERICA ONLINE INC.          COM      02364J-10-4    7,253        208,425.00        SOLE                SOLE
AMERICAN HOME PROD. CORP.    COM      026609-10-7    1,282         20,176.00        SOLE                SOLE
AMERICAN INT'L GROUP         COM      026874-10-7    6,370         64,625.00	       SOLE                SOLE
AMERICAN SELECT PORT. INC    COM      029570-10-8   19,499      1,659,511.00		      SOLE                SOLE
AMERICAN STRATEGIC INC PORT. COM      030098-10-7   12,755      1,089,245.00        SOLE                SOLE
AMERICAN STRAT INCM PORT II  COM      030099-10-5   29,436      2,491,965.00        SOLE                SOLE
AMERICAN STRAT PORT INC III  COM      03009T-10-1   17,153      1,483,488.00        SOLE                SOLE
ARIBA INC.                   COM      04033V-10-4    1.178         21,966.00        SOLE                SOLE
ASPECT MEDICAL SYSTEMS INC.  COM      045235-10-8      144         16,704.00        SOLE                SOLE
BP AMOCO PLC (f/k/a AMOCO)   SPONSADR 055622-10-4      501         10,457.00        SOLE                SOLE
BEA SYSTEMS INC.             COM      055662-10-4      337          5,000.00        SOLE                SOLE
BOSTON PROPERTIES            COM      101121-10-1    5,438        125,000.00        SOLE                SOLE
BRISTOL MYERS SQUIBB CO.     COM      110122-10-8    1,180         15,960.00        SOLE                SOLE
CALIPER TECH. CORP.          COM      130876-10-5      250          5,324.00        SOLE                SOLE
CATALINA MARKETING CORP.     COM      148867-10-4      307          7,880.00        SOLE                SOLE
CATELLUS DEVELOPMENT         COM      149111-10-6    7,088        405,000.00        SOLE                SOLE
J.P. MORGAN CHASE & CO.      COM      16161A-10-8      494         10,873.00        SOLE                SOLE
CONSOLIDATED TOMOKA LP CO.   COM      210226-10-6    3,319        279,494.21        SOLE                SOLE
COX COMMUNICATIONS           CL. A    224044-10-7      284          6,100.00        SOLE                SOLE
CROSSWORLDS SOFTWARRE INC.   COM      22769P-10-9       66         16,065.00        SOLE                SOLE
CURIS INC.                   COM      231269-10-1      524         59,000.00        SOLE                SOLE
DOW CHEMICAL CO.             COM      260543-10-3      238          6,495.00        SOLE                SOLE
DOW JONES & CO.              COM      260561-10-5      406          7,178.00        SOLE                SOLE
DSL NET                      COM      262506-10-8       29         54,383.00        SOLE                SOLE
E PIPHANY                    COM      26881V-10-0    2,183         53,041.00        SOLE                SOLE
EXXON MOBIL CORP.            COM      30231G-10-2      733          8,429.00        SOLE                SOLE
FANSTEEL INC. DEL            COM      307260-10-9      157         36,432.00		      SOLE                SOLE
FOREST CITY ENTERPRISES INC. CL A     345550-10-7   12,740        325,000.00        SOLE                SOLE
GENERAL ELECTRIC CO.         COM      369604-10-3      235          4,892.00        SOLE                SOLE
GOLDMAN SACHS                COM      38141G-10-4    1,395         18,961.00        SOLE                SOLE
H & Q HEALTHCARE FD          SHBENINT 404052-10-2    5,248        214,200.00		      SOLE                SOLE
HILTON HOTELS CORP.          COM      432848-10-9   11,487      1,094,000.00        SOLE                SOLE
HOMESTORE                    COM      437852-10-6    1,572         78,096.00        SOLE                SOLE
HOST MARRIOTT (NEW)          COM      44107P-10-4   11,213        866,700.00        SOLE                SOLE
IHOP CORP.                   COM      449623-10-7   10,410        480,000.00        SOLE                SOLE
INNOVEDA INC.                COM      45769F-10-2       77         37,249.00        SOLE                SOLE
INTERNATIONAL BUSINESS MACH. COM      459200-10-1      279          3,279.00        SOLE                SOLE
INTUITIVE SURGICAL INC.      COM      46120E-10-7      638         75,000.00        SOLE                SOLE
JOHN NUVEEN CLASS A          CL A     478035-10-8      753         13,100.00        SOLE                SOLE
KEMPER INTER GOV'T TRUST     GOVINCTR 488413-10-5   27,906      4,096,300.00        SOLE                SOLE
LATIN AMERICAN DISCOVERY FD  COM      51828C-10-6    5.976        629,000.00        SOLE                SOLE
MARSH & MCLENNAN COMP. INC.  COM      571748-10-2      234          2,000.00        SOLE                SOLE
MEDITRONIC INC.              COM      585055-10-6      211          3,494.00        SOLE                SOLE
MERCK & CO. INC.             COM      589331-10-7      656          7,010.00        SOLE                SOLE
MINNESOTA MINING & MFG. CO.  COM      604059-10-5    1,069          8,875.00        SOLE                SOLE
MORGAN STAN D WTTR EMG MKT   COM      61744G-10-7   12,471      1,425,200.00        SOLE                SOLE
MORGAN STAN D WITTR ASIA PAC COM      61744U-10-6   53,628      6,173.000.00        SOLE                SOLE
MORGAN STANLEY D. W. GOV'T   GOVINCTR 61745P-10-6   63,990      7,519,400.00        SOLE                SOLE
NATIONAL INFO CONSORTIUM INC COM      636491-10-2      105         68,484.00        SOLE                SOLE
NIKU CORP.                   COM      654113-10-9      153         20,927.00        SOLE                SOLE
NORTEL NETWORKS CORP. (NEW)  COM NEW  656568-10-2    1,530         47,716.00        SOLE                SOLE
OTG SOFTWARE INC.            COM      671059-10-3    1,037         64,251.00        SOLE                SOLE
ORIGINAL 16 TO ONE MINE      COM      686203-10-0        8         22,500.00		      SOLE                SOLE
PHILIP MORRIS COS. INC.      COM      718154-10-7    2,847         64,712.00        SOLE                SOLE
PRAECIS PHARMACEUTICALS      COM      739421-10-5    8,738        298,746.00        SOLE                SOLE
PRIME GROUP REALTY TRUST     SHBENINT 74158J-10-3    8,409        585,000.00        SOLE                SOLE
RAYONIER                     COM      754907-10-3    8,253        207,300.00        SOLE                SOLE
ROYCE FOCUS TRUST            COM      78080N-10-8   15,857      2,730,119.00        SOLE                SOLE
ROYCE VALUE TRUST INC.       COM      780910-10-5  126,262      8,745,412.00        SOLE                SOLE
ROYCE MICRO-CAP. TR INC.     COM      780915-10-4   34,637      3,950,839.00	       SOLE                SOLE
STANFORD MICRODEVICES INC.   COM      854399-10-2      976         27,114.00        SOLE                SOLE
TERAYON COMMUNICATIONS SYS.  COM      880775-10-1      158         38,920.00        SOLE                SOLE
THERMA-WAVE INC.             COM      88343A-10-8      250         17,874.00        SOLE                SOLE
TRIZEC HAHN CORP.            SUB VTG  896938-10-7    8,394        555,000.00        SOLE                SOLE
TULARIK INC.                 COM      899165-10-4    2,774         94,238.00        SOLE                SOLE
WEBSENSE INC.                COM      947648-10-6    1,457        100,487.00        SOLE                SOLE
WOLVERINE WORLD WIDE INC.    COM      978097-10-3      210         13,743.00		      SOLE                SOLE
TOTAL COLUMNS                                      670,195     54,455,497.71
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